Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate	The following table provides a reconciliation between income taxes computed at the federal statutory rate of 21% at both December 31, 2019 and 2018, respectively, and the Company’s provision for income taxes

	Year ended December 31
	2019	2018
Income tax at statutory rate	21.0%	21.0%
Permanent items	(0.8)	(1.2)
Tax credits	0.2	0.7
Valuation allowance (decrease) increase	(20.4)	(20.5)
Income tax expense	—%	—%

Schedule of Deferred Tax Assets and Liabilities from Federal and State income Taxes

Significant components of the Company’s deferred tax assets and liabilities from federal and state income taxes as of December 31 are shown below (in thousands):

	2019	2018
Deferred tax assets:
Net operating loss	$20,336	$15,431
Research and development credits	1,400	1,473
Depreciation and amortization	33	112
Stock based compensation	119	114
Derivative liability	—	735
Accruals and other	194	86
	22,082	17,951
Less valuation allowance	(22,082)	(17,523)
Total deferred tax assets	—	428
Deferred tax liabilities:
Debt discount	—	(428)
Net deferred tax assets	$—	$—